Other Intangible Assets - Components of Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ (58.4)
Gross	446.2
Effect of Foreign Currency	(0.5)
Net	387.3	399.6
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	11 years
Other intangible assets, finite lived, gross	283.6
Accumulated Amortization	(53.3)
Effect of Foreign Currency	(0.5)
Net	229.8	240.9
Customer relationships [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	10 years
Customer relationships [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	15 years
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	5 years
Weighted Average Remaining Life	3 years
Other intangible assets, finite lived, gross	0.6
Other intangible assets, indefinite lived, gross	151.0
Accumulated Amortization	(0.3)
Effect of Foreign Currency
Effect of Foreign Currency, Indefinite Lived
Net	0.3	0.4
Other intangible assets, indefinite lived, net	151.0	151.0
Integrated Software system [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	5 years
Weighted Average Remaining Life	3 years
Other intangible assets, finite lived, gross	11.0
Accumulated Amortization	(4.8)
Effect of Foreign Currency
Net	$ 6.2	$ 7.3